INCOME TAXES (FY) (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Current [Abstract]
Federal			$ 0	$ 0
State			1,000	0
International			1,000	0
Current income tax expense (benefit)			2,000	0
Loss from operations [Abstract]
U.S.			(4,980,000)	(1,598,000)
Foreign			(768,000)	0
Loss before provision for income taxes	$ (2,866,000)	$ (1,118,000)	(5,748,000)	(1,598,000)
Effective Income Tax Rate Reconciliation, Amount [Abstract]
U.S. federal income tax provision (benefit) at statutory rate			(1,207,000)	(336,000)
Increase (decrease) in taxes resulting from: [Abstract]
State income tax expense			1,000	0
Foreign income and losses taxed at different rates			(51,000)	0
Change in valuation allowance			1,620,000	401,000
Paycheck protection program forgiveness			(165,000)	0
Non-deductible or non-taxable items			(194,000)	(65,000)
Effect of income tax rate changes on deferred items			(2,000)	0
Provision (benefit) for income taxes	$ 0	0	$ 2,000	$ 0
Effective Income Tax Rate Reconciliation, Percent [Abstract]
U.S. federal income tax provision (benefit) at statutory rate	21.00%		21.00%	21.00%
Increase (decrease) in taxes resulting from: [Abstract]
State income tax expense			0.00%	0.00%
Foreign income and losses taxed at different rates			1.00%	0.00%
Change in valuation allowance			(28.00%)	(25.00%)
Paycheck protection program forgiveness			3.00%	0.00%
Non-deductible or non-taxable items			3.00%	4.00%
Effect of income tax rate changes on deferred items			0.00%	0.00%
Provision (benefit) for income taxes			0.00%	0.00%
Deferred tax assets: [Abstract]
Accrued expenses and other liabilities	$ 76,000		$ 76,000	$ 42,000
Property and equipment, net	0		0	112,000
Net operating loss	4,115,000		3,402,000	1,464,000
Stock-based compensation	147,000		132,000	147,000
Total gross deferred tax assets	4,338,000		3,610,000	1,765,000
Less: valuation allowance	(4,050,000)		(3,385,000)	(1,765,000)
Total deferred tax assets	288,000		225,000	0
Deferred tax liabilities: [Abstract]
Prepaid expenses and other assets	(214,000)		(191,000.00)	0
Property and equipment, net	(74,000)		(34,000.00)	0
Total deferred tax liabilities	(288,000)		(225,000)	0
Net deferred income tax asset (liability)	0		0	0
Operating Loss Carryforward [Abstract]
Uncertain tax positions			0	0
Penalties and interest incurred	0	$ 0	0	0
Unrecognized taxes	0		$ 0	$ 0
Open tax year			2018 2019 2020	2018 2019 2020
Federal [Member]
Operating Loss Carryforward [Abstract]
Operating loss carryforwards	$ 14,500,000		$ 12,100,000
Open tax year	2018 2019 2020 2021
State [Member]
Operating Loss Carryforward [Abstract]
Operating loss carryforwards	$ 15,900,000		$ 13,500,000
Tax credit carry-forwards, expiration date	Dec. 31, 2030		Dec. 31, 2030
Open tax year	2018 2019 2020 2021
Foreign [Member]
Operating Loss Carryforward [Abstract]
Operating loss carryforwards	$ 1,200,000		$ 930,000
Tax credit carry-forwards, expiration date	Dec. 31, 2037		Dec. 31, 2037